Business combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business combinations
Schedule of the provisional balances of assets acquired and liabilities assumed on the acquisition date

The table below summarizes the provisional balances of assets acquired and liabilities assumed on the acquisition date, subject to adjustment for purchase price allocation and goodwill determination:

Assets
Cash and cash equivalents	1,586
Receivables	17
Other receivables	119
Property, plant and equipment	515
Intangible assets	902
Goodwill based on expected future profitability	99,679
Liabilities
Trade payables	14
Salaries and related charges	217
Taxes payable	9
Other payables	5,378
Acquisition value	97,200

Comprised by
Cash	7,560
Contingent consideration to be settled	89,640
Total consideration	97,200

Net cash outflow resulting from the acquisition
Consideration in cash	7,560
Cash and cash equivalents acquired	(1,586)
Total	5,974

Schedule of earnout sensitivity analysis

The following table shows information on how the fair value of the contingent consideration was determined considering the basic assumptions used to define earnout. The following sensitivity analyses as of December 31, 2022, as shown below, were determined based on possible changes of assumptions, keeping all other assumptions constant.

Goals	Changes in goals	Increase in liability	Changes in goals	Decrease in liabilities
Accounting net cash flow and net revenue	increase by 25.0 p.p.	33,146	decrease by 25.0 p.p.	26,940